Liquidity risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Aggregated time bands [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	€ 114,097	€ 107,249	€ 36,928
Trade payables	18,667	15,670	13,400
Other current liabilities	2,267	1,390	634
Total	135,031	124,309	50,962
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	14,491	14,331	6,050
Trade payables	18,667	15,670	13,400
Other current liabilities	2,267	1,390	634
Total	35,425	31,391	20,084
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	42,100	37,933	10,787
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	42,100	37,933	10,787
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	33,636	22,286	7,471
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	33,636	22,286	7,471
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	23,870	32,699	12,620
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 23,870	€ 32,699	€ 12,620

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.